EQUITY-ACCOUNTED INVESTMENTS - Summary of Equity-Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Equity Accounted Investments [Roll Forward]
Balance, beginning of year			$ 2,546
Investment			72
Share of net loss	$ (25)	$ 13	(58)	$ 46
Share of other comprehensive loss			(18)
Dividends received			(8)
Change in basis of accounting			(4)
Balance as at June 30, 2024	$ 2,530		$ 2,530